Earnings Per Share (''EPS'')	12 Months Ended
Jul. 02, 2017
Earnings Per Share [Abstract]
Earnings Per Share (''EPS'')

EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed on the basis of the weighted average number of shares of common stock outstanding during the applicable period. Diluted earnings per share is computed on the basis of the weighted average number of shares of common stock plus the potential dilutive common shares outstanding during the applicable period using the treasury stock method. Potential dilutive common shares include outstanding stock options and unvested restricted stock awards. A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Net income attributable to STRATTEC	$7,197	$9,149	$20,654
Less: Income attributable to participating securities	1	58	258
Net income attributable to common shareholders	$7,196	$9,091	$20,396

Weighted average shares of common stock outstanding	3,588	3,559	3,515
Incremental shares – stock based compensation	82	62	89
Diluted weighted average shares of common stock outstanding	3,670	3,621	3,604
Basic earnings per share	$2.01	$2.55	$5.80
Diluted earnings per share	$1.96	$2.51	$5.66

We consider unvested restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security.

Options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share because their inclusion would have been antidilutive were as follows:

Years Ended	Number of Options Excluded
July 2, 2017	9,010
July 3, 2016	9,010
June 28, 2015	10,000